Significant Accounting Policies - Summary of Estimated Useful Lives of the Company's Assets (Detail)	12 Months Ended
Dec. 31, 2021
Computer equipment [Member] | Minimum [Member]
Schedule Of Estimated Useful Lives Of property Plant And Equipment [Line Items]
Property, Plant and Equipment, Useful Life	3 years
Computer equipment [Member] | Maximum [Member]
Schedule Of Estimated Useful Lives Of property Plant And Equipment [Line Items]
Property, Plant and Equipment, Useful Life	5 years
Furniture and fixtures [Member]
Schedule Of Estimated Useful Lives Of property Plant And Equipment [Line Items]
Property, Plant and Equipment, Useful Life	5 years
Machinery and warehouse equipment [Member] | Minimum [Member]
Schedule Of Estimated Useful Lives Of property Plant And Equipment [Line Items]
Property, Plant and Equipment, Useful Life	7 years
Machinery and warehouse equipment [Member] | Maximum [Member]
Schedule Of Estimated Useful Lives Of property Plant And Equipment [Line Items]
Property, Plant and Equipment, Useful Life	10 years
Leasehold improvements [Member]
Schedule Of Estimated Useful Lives Of property Plant And Equipment [Line Items]
Property, Plant and Equipment, Estimated Useful Lives	Shorter of 10 years or lease term